Income Taxes (Details) - Schedule of gross unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Gross Unrecognized Tax Benefits Abstract
Balance at beginning of year	$ 819	$ 694
Additions based on tax positions related to the current year	133	125
Balance at end of year	$ 952	$ 819